Flight operation expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Flight Operation Expenses

	2022	2021	2020
	RMB million	RMB million	RMB million
Jet fuel costs	32,669	25,505	18,797
Flight personnel payroll and welfare	10,602	10,763	10,232
Air catering expenses	1,332	1,577	1,765
Civil Aviation Development Fund	704	1,059	—
Aircraft operating lease charges	791	920	977
Training expenses	898	690	857
Aircraft insurance	176	184	191
Others	4,069	4,871	4,726

	51,241	45,569	37,545